Expense Example - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2025 FUND	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	555
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	100
Expense Example, with Redemption, 10 Years	$ 243